Transactions and Balances with Related Parties (Details) - Schedule of Compensation to Key Management - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of balances with related parties [Abstract]
Directors’ fees	$ 322	$ 496
Payroll, provision for bonus and for termination of employment	359	153
Accrued expenses and other liabilities, total	$ 681	$ 649